General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses
General and Administrative Expenses

Note 12 – General and Administrative Expenses

	Year ended December 31,
	2020	2019	2018

	(in thousands)
Stock-based compensation	$1,194	$1,349	$1,201
Professional fees	796	877	896
Salaries and benefits	828	856	1,346
Rent and office-maintenance fees	430	482	308
Investor relations and business development expenses	293	364	464
Insurance and other expenses	587	268	225
	$4,128	$4,196	$4,440